Equity and stock-based compensation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity and stock-based compensation
Compensation expense	$ 6,111	$ 1,257	$ 1,419
Restricted units
Equity and stock-based compensation
Compensation expense	5,961	1,257	1,419
Stock-based
Equity and stock-based compensation
Compensation expense	$ 150